[LETTERHEAD OF DUANE MORRIS]

FREDERICK W. DREHER

DIRECT DIAL: 215.979.1234

PERSONAL FAX: 215.979.1213

E-MAIL: fwdreher@duanemorris.com

www.duanemorris.com

April 13, 2005

VIA EDGAR AND FEDEX

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Penn Engineering & Manufacturing Corp.
Amendment No. 2 to Schedule 14A filed April 6, 2005
File No. 001-05356

Ladies and Gentlemen:

On behalf of Penn Engineering & Manufacturing Corp. (the “Company”), we have today transmitted to the Securities and Exchange Commission for filing via Edgar Amendment No. 3 to the above-captioned preliminary proxy statement on Schedule 14A. Set forth below are the comments contained in your April 12, 2005 letter with respect to Amendment No. 2 to the above-captioned Schedule 14A filing, together with a response to each of those comments. We have, to the extent practical, indicated the page references in the revised preliminary proxy statement where additional disclosure has been added in response to the staff’s comments.

Option Granted Under Voting Agreement, page 32

1.     We acknowledge your response to prior comment 13 and your revised disclosure in the partial paragraph at the top of page 33. It is still not clear from your response or disclosure how the board of directors and special committee concluded that the option was reasonable or why the “actual circumstances suggest strongly that any such eventuality is remote” with respect to the option under the voting agreement discouraging competing bids, especially when analyzed in conjunction with the termination fee and expense payment provisions of the merger agreement and the “recapture of profits” provision of the voting agreement. Please clarify.

The Company has supplemented the disclosure under “The Merger – Recommendation by the Special Committee and Our Board of Directors; Reasons for the Merger” on page 18 to indicate more clearly the reasoning of our board of directors and the special committee as to why the voting agreement is reasonable. Part of this reasoning is the conclusion of our board of directors and the special committee that the possibility of a competing bid, and accordingly the option being relevant, is remote because of the wide group of potential purchasers approached, none of whom indicated it was prepared to pay in excess of $18.25 per share.

The disclosure also includes reference to the separate conclusion that the option, either itself or together with the termination fee and expenses, would not unduly deter a third party from making, or inhibit the special committee or our board of directors in evaluating, negotiating and, if appropriate, approving, an alternative transaction. There is no reference to the “recapture of profits” provision in this disclosure because any “recapture of profits” will be paid by members of the Swanstrom family and not the Company and, accordingly, such payment should not be considered by a potential competing bidder in assessing the economics of making a competing bid because no Company funds will be used.

2.     It appears that the stockholders who are parties to the voting agreement did not grant an option with respect to all of the shares they owned but rather limited the option such that only 49% of the voting stock of your company was subject to the option. Please disclose this fact and the reason for this limitation. It appears that this limitation was intended to prevent triggering the conversion provisions of your certificate of incorporation, which would have diluted the voting power of these stockholders.

The Company has supplemented the disclosure under “The Merger – Recommendation by the Special Committee and Our Board of Directors; Reasons for the Merger” on page 18 to indicate clearly that the percentage selected was intended to prevent triggering the conversion provisions of the Company’s certificate of incorporation and the primary reasons for this decision. The Company has made conforming changes in several other appropriate places in the proxy statement on pages 9, 23 and 65 to highlight this issue.

Litigation Relating to the Merger, page 66

3.     We acknowledge your response to prior comment 12. Supplementally furnish to us copies of any motions, answers or other filings made from time to time in connection with this litigation.

The Company will supplementally furnish the staff with copies of any motions, answers or other filings made from time to time in connection with the litigation.

If further information or clarification with respect to the foregoing points is desired, please contact the undersigned at 215-979-1234 or Richard L. Cohen, Esquire at 215-979-1233.

Sincerely,

/s/     Frederick W. Dreher

Frederick W. Dreher

RLC:	jms

cc:	Kenneth A. Swanstrom
Martin Bidart
Mark W. Simon
Richard J. Grossman, Esquire
Richard L. Cohen, Esquire